Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2006
Prospectus

The following information replaces the information in the second bullet for Connecticut Municipal Income under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Managing the fund to have similar overall interest rate risk to a Connecticut bond index.

The following information replaces the information in the second paragraph for Connecticut Municipal Income under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 8.

FMR uses a Connecticut bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Connecticut Municipal Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

CTR/CTM-06-02 December 22, 2006
1.475744.121

The following information replaces the similar information found in the "Earning Dividends" in the "Dividends and Capital Gains Distributions" section beginning on page 23.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2006
Prospectus

Effective June 1, 2006, Fidelity® New Jersey Municipal Income Fund changed its supplemental benchmark to the Lehman Brothers® New Jersey Enhanced Modified Municipal Bond Index, a customized index created by Lehman Brothers which includes New Jersey fixed-rate, investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of one year or more, and tobacco bonds capped at 2% of the index.

The following information replaces the information in the second bullet for New Jersey Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Managing the fund to have similar overall interest rate risk to a New Jersey bond index.

The following information replaces the information in the third paragraph for New Jersey Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 12.

FMR uses a New Jersey bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 16.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each of New Jersey Municipal Money Market and New Jersey AMT Tax-Free Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/ or the principal bond markets (as recommended by the Bond Market Association) are open.

NJN-06-03 December 22, 2006
1.475763.124

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section beginning on page 27.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

Supplement to the
Fidelity's Florida Municipal Funds
January 29, 2006
Prospectus

The State of Florida recently repealed the annual intangible personal property tax effective January 2007. Previously, all Florida residents who owned, managed or controlled non-exempt intangible assets as of January 1 of a calendar year would be subject to a $0.50 tax per thousand dollars of value on stocks, bonds, notes, and other intangible personal property for that year. In light of this change, each fund will now invest without regard to the Florida intangible tax.

You should consider whether investing in Fidelity Florida Municipal Income Fund or Fidelity Florida Municipal Money Market Fund is appropriate for you. As always, you should consult your attorney or tax advisor for specific details regarding your financial situation.

The following information replaces the information in the third bullet for Fidelity Florida Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Managing the fund to have similar overall interest rate risk to a Florida bond index.

The following information replaces the information in the third paragraph for Fidelity Florida Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 8.

FMR uses a Florida bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

SFC-06-04 December 22, 2006
1.479533.122

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Florida Municipal Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section beginning on page 23.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information for Fidelity Florida Municipal Income Fund found in the "Fund Management" section on page 26.

Jamie Pagliocco is manager of Florida Municipal Income Fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader and manager.